UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172

Exact name of registrant as specified in charter:	World Funds Trust

Address of principal executive offices:	8730 Stony Point Parkway, Suite 205
Richmond, VA 23235

Name and address of agent for service	The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:

John H. Lively
Practus™, LLP
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

Registrant’s telephone number, including area code:	(804) 267-7400

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2018

Item #1. Reports to Stockholders.

Perkins Discovery Fund

INDEX

Annual Report to Shareholders

PERKINS DISCOVERY FUND

For the Year Ended March 31, 2018

April 17, 2018

Dear Shareholders:

The fiscal year ended March 31, 2018 was very good for the Perkins Discovery Fund. The Fund finished the period with a return of 21.98% versus 11.25% for the Wilshire U.S. Micro-Cap Index, 10.35% for the Russell 2000® Index, 19.48% for the NASDAQ Composite Index and 11.77% for the S&P 500® Index. During the year micro-cap stocks, in general, outperformed the larger indexes for three out of the four quarters.

At the Perkins Discovery Fund, we follow a bottom-up approach, using both fundamental and technical chart analysis to find new investment opportunities one by one and to monitor our current holdings. During the fiscal year, we acquired 6 new holdings and disposed of 7. As a result, the portfolio contracted from 22 holdings to 21. We started the year with 99.1% invested in securities and ended with 97.0% invested.

Our three biggest gaining stocks for the year were Axogen, Inc., Vericel Corp., and USA Technologies, Inc. Axogen, which has a focus on peripheral nerve injuries, provides surgeons with solutions to repair and protect peripheral nerves and to measure and monitor nerve function. Purchased just over three years ago, the stock has been a strong performer with year-over-year revenue growth exceeding 45% since our purchase. It was also a top performer for the Fund last year. It is our largest holding in the Fund, despite having sold 40% of our original purchase as it has moved up in price. Vericel is a leader in advanced cell therapies for the sports medicine and severe burn care markets. The company’s revenue growth has accelerated since the launch of its MACI product for repair of large cartilage defects in the knee. We purchased our position last June as the stock was breaking out of a multiyear trading range. USA Technologies, Inc. is a premier payment technology service provider of integrated cashless and mobile transactions in the self-service retail market including vending machines, laundry, car wash, arcade, kiosk and other unattended locations. Since our purchase in mid 2016, USA Technologies acquired Cantaloupe Systems, through which it also provides logistics, route scheduling, inventory, warehouse, accounting and other important solutions to its self-serve retail customers.

The Fund’s three biggest losers during the year were Cardiovascular Systems, Inc., Depomed, Inc., and Iridex Corp. Cardiovascular Systems develops and markets orbital atherectomy medical devices for the treatment of peripheral and coronary artery disease. We purchased our position over seven years ago and the stock has been a big winner for the Fund. After being one of our largest gainers last year, it has backed and filled this year. Depomed, Inc. is a specialty pharmaceutical company focused on products to treat pain and other central nervous system conditions. Unfortunately, the macro environment for opioids has been negative over the past several years and the stock has been down due to the effect that has had on NUCYNTA, one of its leading painkillers. The company has undergone restructuring during the past year, including signing a commercialization agreement for NUCYNTA and re-focusing on its neurology and specialty business units. IRIDEX is a leader in therapeutic laser-based medical systems, delivery devices and consumable instrumentation for the ophthalmology market. The stock has been down this past year as the company has been realigning its focus on its glaucoma products and dealing with a product recall. We are continuing to hold our position as we see progress being made.

The table below shows the Fund’s performance for various periods ended March 31, 2018.

	Perkins	Wilshire US		NASDAQ	S&P
Annualized	Discovery	Micro-Cap	Russell 2000®	Composite	500®
Return	Fund	Index	Index	Index	Index

Since 4-9-98 Inception	9.88%	7.80%	5.97%	7.02%	4.43%
Fifteen Year	9.57%	10.25%	10.03%	11.71%	7.87%
Ten Year	6.64%	8.43%	8.32%	11.98%	7.16%
Five Year	6.14%	9.92%	9.96%	16.67%	10.97%
Three Year	2.76%	5.81%	6.88%	12.96%	8.49%
One Year	21.98%	11.25%	10.35%	19.48%	11.77%

Please note that performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800-366-8361. The Fund imposes a 1.00% redemption fee on shares held less than 45 days. Performance data does not reflect the redemption fee. If it had, return would be reduced.

After moving steadily higher for most of the year, the market experienced a 10% correction in February. This was followed by volatile moves up and down, with what so far appears to be a successful test of the February lows in early April. As we said earlier, small- and micro-cap stocks, in general, have outperformed the large-cap indexes during three of the last four quarters. This leads us to believe that the transition to small-cap outperformance is continuing and that small company stocks can continue to outpace the general market this year.

We cannot control the action of the market; however, we will continue to choose stocks that we believe can do well over the long term using our same bottom-up selection process of looking for small companies that are benefiting from positive change. And, of course, we continue to monitor our holdings. Some of these will reach levels where they will be sold, even though they may continue to be good companies. Others will not work out in the way we anticipated and will be candidates to be sold. Both will be replaced with new ideas, as part of an ongoing process. We believe the Fund is well positioned in micro-cap growth stocks that hold significant promise for the future.

Thank you for your continued support.

Sincerely,

Richard W. Perkins, C.F.A.	Daniel S. Perkins, C.F.A.
President	Executive Vice President

Opinions expressed above are those of Richard W. Perkins or Daniel S. Perkins and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Small company investing involves additional risks such as limited liquidity and greater volatility. The fund invests in micro-cap and early stage companies which tend to be more volatile and somewhat more speculative than investments in more established companies. As a result, investors considering an investment in the Fund should consider their ability to withstand the volatility of the Fund’s net asset value associated with the risks of the portfolio.

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general; the Russell 2000® Index consists of the smallest 2,000 companies in a group of 3,000 U.S. companies in the Russell 3000® Index, as ranked by market capitalization; and the NASDAQ Composite Index is a market capitalization-weighted index that is designed to represent the performance of the National Market System, which includes over 5,000 stocks traded only over-the-counter and not on an exchange. The Wilshire U.S. Micro-Cap Index represents a float-adjusted, market capitalization-weighted portfolio of all stocks below the 2,500th rank by market capitalization in the Wilshire 5000 at March 31 and September 30 of each year. One cannot invest directly in an index. Please refer to the schedule of investments for more information regarding fund holdings. Fund holdings are subject to change and are not recommendations to buy or sell any security.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Must be preceded or accompanied by a prospectus. Please read it carefully before investing.

The Fund is distributed by First Dominion Capital Corp. (05/18)

Important Disclosure Statement

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550. Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of March 31, 2018 and are subject to change at any time.

Stated performance in the Fund was achieved at some or all points during the period by Perkins Capital Management, Inc. (“Perkins”), the investment advisor to the Fund. Perkins waived or reimbursed part of the Fund’s total expenses. Had Perkins not waived or reimbursed expenses of the Fund, the Fund’s performance would have been lower.

	Total Return	Average Annual Return

	One Year	Five Years	Ten Years
	Ended	Ended	Ended
	3/31/18	3/31/18	3/31/18

Perkins Discovery Fund	21.98%	6.14%	6.64%
S&P 500®	11.77%	10.97%	7.16%
NASDAQ Composite	19.48%	16.67%	11.98%
Russell 2000®	10.35%	9.96%	8.32%
Wilshire US Micro Cap	11.25%	9.92%	8.43%

Performance figures assume the reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general; the Russell 2000® Index consists of the smallest 2,000 companies and a group of 3,000 U.S. companies in the Russell 3000 Index, as ranked by market capitalization and the NASDAQ Composite Index is a market capitalization-weighted index that is designed to represent the performance of the National Market System, which includes over 5,000 traded only over-the-counter and not on an exchange. The Wilshire US Micro Cap Index is a float-adjusted, market capitalization-weighted index of the issues ranked below 2,500 by market capitalization of the Wilshire 5000 total Market Index.

PERKINS DISCOVERY FUND
HOLDINGS BY INDUSTRY SECTOR
AS PERCENTAGE OF NET ASSETS
AS OF MARCH 31, 2018 (unaudited)
Percentage of Net Assets
24%
20%
16%
12%
8%
4%
0%
Computer Programming
Food and Beverage Manufacturing
Health Care Manufacturing
Health Care Drugs/Services
Health Care Supplies
Health Care Support
Oil & Gas
Pollution Control Equipment
Short-Term Investments
Software Services
Industry Sector

PERKINS DISCOVERY FUND
SCHEDULE OF INVESTMENTS
March 31, 2018

		Fair
	Shares	Value

COMMON STOCKS – 97.27%

COMPUTER PROGRAMMING – 4.67%
USA Technologies, Inc.*	35,000	$315,000

FOOD & BEVERAGE MANUFACTURING – 3.31%
Craft Brew Alliance, Inc.*	12,000	223,200

HEALTH CARE MANUFACTURING – 15.39%
AtriCure, Inc.*	17,500	359,100
Cardiovascular Systems, Inc.*	25,000	548,250
Fluidigm Corp.*	22,500	131,400

		1,038,750

HEALTH CARE DRUGS/SERVICES – 17.12%
BioScrip, Inc.*	55,000	135,300
Depomed, Inc.*	25,000	164,750
NeoGenomics, Inc.*	50,000	408,000
Vericel Corp.*	45,000	447,750

		1,155,800

HEALTH CARE SUPPLIES – 23.04%
Antares Pharma, Inc.*	50,000	110,000
AxoGen, Inc.*	35,000	1,277,500
Invuity, Inc.*	25,000	96,250
IRIDEX Corp.*	12,500	71,500

		1,555,250

HEALTH CARE SUPPORT – 10.76%
BioTelemetry, Inc.*	15,000	465,750
Rockwell Medical, Inc.*	50,000	260,500

		726,250

OIL & GAS – 7.72%
Ring Energy, Inc.*	10,000	143,500
SRC Energy, Inc.*	40,000	377,200

		520,700

PERKINS DISCOVERY FUND
SCHEDULE OF INVESTMENTS – continued
March 31, 2018

		Fair
	Shares	Value

POLLUTION CONTROL EQUIPMENT – 0.73%
LiqTech International, Inc.*	100,000	$49,530

SOFTWARE SERVICES – 14.53%
Digital Turbine, Inc.*	50,000	100,500
ePlus, Inc.*	9,000	699,300
InnerWorkings, Inc.*	20,000	181,000

		980,800

TOTAL COMMON STOCKS – 97.27%
(Cost: $3,005,829 )		6,565,280

SHORT TERM INVESTMENT – 3.29%
Fidelity Investments Money Market Fund 1.49%**
(Cost: $221,846 )	221,846	221,846

TOTAL INVESTMENTS – 100.56%
(Cost: $3,227,675)		6,787,126
Liabilities, in excess of other assets – (0.56)%		(37,499)

NET ASSETS – 100.00%		$6,749,627

* Non-Income producing
** Effective 7 day yield as of March 31, 2018

See Notes to Financial Statements

PERKINS DISCOVERY FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2018

ASSETS
Investments at fair value (identified cost of $3,227,675) (Note 1)	$6,787,126
Dividends and interest receivable	188
Receivable from investment manager	2,391
Prepaid expenses	11,189

TOTAL ASSETS	6,800,894

LIABILITIES
Payable for capital stock purchased	16,256
Accrued 12b-1 fees	14,568
Accrued administration, transfer agent and accounting fees	1,878
Accrued professional fees	17,500
Other accrued expenses	1,065

TOTAL LIABILITIES	51,267

NET ASSETS	$6,749,627

Net Assets Consist of:
Paid-in capital	$3,121,291
Accumulated undistributed net investment income (loss)	(41,041)
Accumulated net realized gain (loss) on investments	109,926
Net unrealized appreciation (depreciation) of investments	3,559,451

Net Assets	$6,749,627

NET ASSET VALUE PER SHARE
Investor Class Shares:
Net Assets	$6,749,627
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	165,700
Net Asset Value and Offering Price Per Share	$40.73

Redemption Price Per Share*	$40.32

* Redemption Price includes fee of 1% per share on the proceeds redeemed within 45 days of purchase.

See Notes to Financial Statements

PERKINS DISCOVERY FUND
STATEMENT OF OPERATIONS
Year ended March 31, 2018

INVESTMENT INCOME
Dividend	$3,750
Interest	2,438

Total investment income	6,188

EXPENSES
Investment management fees (Note 2)	68,345
12b-1 fees (Note 2)	17,086
Recordkeeping and administrative services (Note 2)	15,004
Accounting fees (Note 2)	20,009
Custody fees	3,127
Transfer agent fees (Note 2)	12,991
Professional fees	36,944
Filing and registration fees	13,000
Trustee fees	5,333
Compliance fees	7,000
Shareholder reports	14,128
Shareholder servicing	3,824
Insurance	3,454
Other	11,088

Total expenses	231,333
Management fee waivers (Note 2)	(60,470)

Net expenses	170,863

Net investment income (loss)	(164,675)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	1,035,115
Net increase (decrease) in unrealized appreciation (depreciation) of investments	477,391

Net realized and unrealized gain (loss) on investments	1,512,506

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,347,831

See Notes to Financial Statements

PERKINS DISCOVERY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year ended	Year ended
	March 31, 2018	March 31, 2017

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$(164,675)	$(157,858)
Net realized gain (loss) on investments	1,035,115	633,153
Net increase (decrease) in unrealized appreciation (depreciation) of investments	477,391	811,093

Increase (decrease) in net assets from operations	1,347,831	1,286,388

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	66,127	382,559
Shares redeemed	(1,105,473)	(1,405,514)

Increase (decrease) in net assets from capital stock transactions	(1,039,346)	(1,022,955)

NET ASSETS
Increase (decrease) during year	308,485	263,433
Beginning of year	6,441,142	6,177,709

End of year*	$6,749,627	$6,441,142

* Includes undistributed net investment income (loss) of:	$(41,041)	$(40,961)

See Notes to Financial Statements

PERKINS DISCOVERY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH YEAR

	Year Ended March 31,

	2018		2017		2016		2015	2014

Net asset value, beginning of year	$33.39		$27.52		$37.54		$38.98	$30.23

Investment activities
Net investment income (loss)(1)	(0.90)		(0.75)		(0.67)		(0.71)	(0.62)
Net realized and unrealized gain (loss) on investments	8.24		6.62		(9.35)		(0.73)	9.37

Total from investment activities	7.34		5.87		(10.02)		(1.44)	8.75

Paid-in capital from redemption fees	–		–		–	(2)	–	–

Net asset value, end of year	$40.73		$33.39		$27.52		$37.54	$38.98

Total Return	21.98%		21.33%		(26.69%	)	(3.69% )	28.94%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	3.38%		3.31%		3.27%		2.84%	2.83%
Expenses, net of waiver (Note 2)	2.50%		2.42%		2.25%		2.16%	2.00%
Net investment income (loss)	(2.41%	)	(2.29%	)	(2.01%	)	(1.96% )	(1.81%	)
Portfolio turnover rate	10.43%		17.80%		2.20%		21.13%	23.98%
Net assets, end of year (000’s)	$6,750		$6,441		$6,178		$9,619	$12,602

(1) Per share amounts calculated using the average shares outstanding during the year.
(2) Less than $0.01 per share.

See Notes to Financial Statements

PERKINS DISCOVERY FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2018

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Perkins Discovery Fund (the “Fund”) is a diversified series of the World Funds Trust (“WFT”), which is registered under The Investment Company Act of 1940, as amended, as an open-end management company. WFT was organized as a Delaware statutory trust on April 9, 2007. The Fund was established on April 9, 1998 as a series of Professionally Managed Portfolios. On October 26, 2012, the Fund reorganized as a separate series of WFT.

The Fund’s objective is to seek long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on the national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board

PERKINS DISCOVERY FUND
NOTES TO FINANCIAL STATEMENTS – continued
March 31, 2018

believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2018:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Common Stocks	$6,565,280	$–	$–	$6,565,280
Short term Investments	221,846	–	–	221,846

	$6,787,126	$–	$–	$6,787,126

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and industry.

There were no transfers into or out of any levels during the year ended March 31, 2018. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period. The Fund held no Level 3 securities at any time during the year ended March 31, 2018.

PERKINS DISCOVERY FUND
NOTES TO FINANCIAL STATEMENTS – continued
March 31, 2018

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has reviewed the Fund’s tax positions for each of the open tax years (2015-2017) or expected to be taken in the Fund’s 2018 tax returns and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the year ended March 31, 2018, such classifications increased accumulated net investment income by $164,595 and decreased paid-in capital by $164,595.

PERKINS DISCOVERY FUND
NOTES TO FINANCIAL STATEMENTS – continued
March 31, 2018

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Advisor, Perkins Capital Management, Inc. (“Perkins”) provides investment services for an annual fee of 1.00% of average daily net assets of the Fund.

Perkins received and waived investment management fees and reimbursed expenses for the year ended March 31, 2018 as follows:

Fee Earned	Fee Waived	Expenses Reimbursed

$68,345	$60,470	$–

Perkins has contractually agreed to reduce its fees and/or pay Fund expenses (excluding interest, expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales and other expenditures which are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of such Fund’s business,) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for shares of the Fund to 2.25% of the Fund’s average net assets (the “Expense Cap”). The Expense Cap will remain in effect until at least July 31, 2018. The Agreement may be terminated at any time by the Board upon 60 days’ notice to Perkins, or by Perkins with the consent of the Board. Each waiver or reimbursement of an expense by Perkins is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

The total amount of recoverable reimbursements for the Fund as of March 31, 2018, and expiration dates was as follows:

Recoverable Reimbursements and Expiration Dates

2019	2020	2021	Total

$81,786	$61,169	$60,470	$203,425

The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees to Perkins as Distribution Coordinator of the Fund. The Plan provides that the Fund may pay a fee to Perkins at an annual rate of up to 0.25% of average daily net assets of the Fund in consideration for distribution related services.

The Fund has adopted a shareholder service plan. Under a shareholder services plan, the Fund may pay an authorized firm up to 0.25% on an annualized basis of average

PERKINS DISCOVERY FUND
NOTES TO FINANCIAL STATEMENTS – continued
March 31, 2018

daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, such as: 1) receiving and processing shareholder orders; 2) performing the accounting for the shareholder’s account; 3) maintaining retirement plan accounts; 4) answering questions and handling correspondence for individual accounts; 5) acting as the sole shareholder of record for individual shareholders; 6) issuing shareholder reports and transaction confirmations; 7) executing daily investment “sweep” functions; and 8) furnishing investment advisory services.

For the year ended March 31, 2018, the following expenses were incurred:

Class	Type of Plan	Fees Incurred

Investor	12b-1	$17,086
Investor	Shareholder Services	$3,824

First Dominion Capital Corp. (“FDCC”) acts as the Fund’s principal underwriter and distributor in the continuous public offering of the Fund’s shares. For the year ended March 31, 2018, FDCC received no commissions or underwriting fees from the sale of the Fund’s shares.

Commonwealth Fund Services, Inc. (“CFS”), acts as the Fund’s administrator, transfer and dividend disbursing agent and accounting agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For the year ended March 31, 2018, the following fees were earned:

Record Keeping & Administration	Transfer Agent	Accounting Agent

$15,004	$12,991	$20,009

Certain officers of the Trust are also officers and/or directors of FDCC and CFS. Additionally, John H. Lively of Practus™ LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus™ LLP. Mr. Lively receives no special compensation from the Trust or the Fund for serving as an officer of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and proceeds from the sales of securities other than short-term notes for the year ended March 31, 2018, were as follows

Purchases	Sales

$688,422	$2,027,973

PERKINS DISCOVERY FUND
NOTES TO FINANCIAL STATEMENTS – continued
March 31, 2018

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended March 31, 2018 and the year ended March 31, 2017, no distributions were paid.

As of March 31, 2018, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Late year loss deferrals	$(41,041)
Accumulated net realized gain (loss)	109,926
Net unrealized appreciation (depreciation) on investments	3,559,451

$3,628,336

Under the Regulated Investment Company Modernization Act of 2010 (“2010 Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Under the laws in effect prior to the 2010 Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the 2010 Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. During the year ended March 31, 2018, the Fund utilized its capital loss carryforward of $925,189.

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)

$3,227,675	$3,888,390	$(328,939)	$3,559,451

PERKINS DISCOVERY FUND
NOTES TO FINANCIAL STATEMENTS – continued
March 31, 2018

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of beneficial interest transactions for the Fund were:

	Year ended	Year ended
	March 31, 2018	March 31, 2017

Shares sold	1,770	11,570
Shares redeemed	(28,955)	(43,174)

Net increase (decrease)	(27,185)	(31,604)

NOTE 6 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of The Perkins Discovery Fund and the
Board of Trustees of The World Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the Perkins Discovery Fund (the “Fund”), a series of the World Funds Trust, including the schedule of investments, as of March 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the Fund’s auditor since 1995.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2018 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
May 21, 2018

SUPPLEMENTAL INFORMATION
WORLD FUNDS TRUST (the “Trust”) (unaudited)

Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and birth years of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, (800) 673-0550.

Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years. The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond, VA, 23235, unless otherwise indicated.

NON-INTERESTED TRUSTEES
Name, Age and Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
David J. Urban (62) Trustee	Indefinite, Since June 2010	Dean, Jones College of Business, Middle Tennessee State University since July 2013; Virginia Commonwealth University, Professor of Marketing from 1989 to 2013.	57	None
Mary Lou H. Ivey (59) Trustee	Indefinite, Since June 2010	Accountant, Harris, Hardy & Johnstone, P.C., accounting firm, since 2008.	57	None

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (the “Trust”) (unaudited)

Name, Age and Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Theo H. Pitt, Jr. (81) Trustee	Indefinite; Since August 2013	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997 to present.	57	Independent Trustee of Chesapeake Investment Trust for the one series of that trust; Leeward Investment Trust for the one series of that trust; Hillman Capital Management Investment Trust for the one series of that trust; and Starboard Investment Trust for the 17 series of that trust; (all registered investment companies).

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (the “Trust”) (unaudited)

OFFICERS WHO ARE NOT TRUSTEES
Name, Age and Position(s) with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
David A Bogaert (54) President and Principal Executive Officer	Indefinite, Since August 2017	Managing Director of Business Development, Commonwealth Fund Services, Inc., October 2013 – present; Senior Vice President of Business Development and other positions for Huntington Asset Services, Inc. from 1986 to 2013.	N/A	N/A
Karen M. Shupe (53) Treasurer and Principal Financial Officer	Indefinite, Since June 2008	Managing Director of Fund Operations, Commonwealth Fund Services, Inc., 2003 to present.	N/A	N/A
Ann T. MacDonald (63) Assistant Treasurer	Indefinite, Since November 2015	Director, Fund Administration and Fund Accounting, Commonwealth Fund Services, Inc., 2003 to present.	N/A	N/A
John H. Lively (49) Secretary	Indefinite, Since November 2013	Attorney, Practus™ LLP (law firm), May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to May 2018.	N/A	N/A

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (the “Trust”) (unaudited)

Name, Age and Position(s) with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Holly B. Giangiulio (56) Assistant Secretary	Indefinite, Since November 2015	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015 to present, Corporate Accounting and HR Manager from 2010 to 2015.	N/A	N/A
Julian G. Winters (49) Chief Compliance Officer	Indefinite, Since August 2013	Managing Member of Watermark Solutions, LLC (investment compliance and consulting) since March 2007.	N/A	N/A

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (the “Trust”) (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADVISORY CONTRACT RENEWAL

At a meeting held on November 14-15, 2017, the Board of Trustees (the “Board”) considered the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Perkins Capital Management, Inc. (the “Adviser” or “Perkins”) in regard to the Perkins Discovery Fund.

Counsel reviewed with the Board a memorandum from Counsel dated October 19, 2017, and addressed to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the renewal of the Advisory Agreement between the Trust and Perkins on behalf of the Perkins Discovery Fund. A copy of this memorandum was circulated to the Trustees in advance of the Meeting. Counsel discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of the Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the investment performance of the Perkins Discovery Fund; (iii) the costs of the services provided and profits realized by the Adviser from the relationship with the Perkins Discovery Fund; (iv) the extent to which economies of scale would be realized if the Perkins Discovery Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Perkins Discovery Fund’s investors; and (v) the Adviser’s practices regarding possible conflicts of interest.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process, including information presented to the Board in the Adviser’s presentation earlier in the Meeting. The Board requested and was provided with information and reports

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (the “Trust”) (unaudited)

relevant to the annual renewal of the Advisory Agreement, including: (i) reports regarding the services and support provided to the Perkins Discovery Fund and its shareholders by the Adviser; (ii) quarterly assessments of the investment performance of the Perkins Discovery Fund by personnel of the Adviser; (iii) commentary on the reasons for the performance; (iv) presentations by the Adviser on its investment philosophy, investment strategy, personnel and operations; (v) compliance and audit reports concerning the Perkins Discovery Fund and the Adviser; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of the Adviser; and (vii) a memorandum from Counsel, that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Adviser, including financial information, a description of personnel and the services provided to the Perkins Discovery Fund, information on investment advice, performance, summaries of Perkins Discovery Fund expenses, compliance program, current legal matters (if any), and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Perkins Discovery Fund; (iii) the anticipated effect of size on the Perkins Discovery Fund’s performance and expenses; and (iv) benefits to be realized by the Adviser from its relationship with the Perkins Discovery Fund. The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement and each Trustee may have afforded different weight to the various factors.

1.      Nature, Extent and Quality of the Services Provided by the Adviser.

In considering the nature, extent, and quality of the services provided by the Adviser, the Trustees reviewed the responsibilities of the Adviser under the Advisory Agreement. The Trustees reviewed the services being provided by the Adviser to the Perkins Discovery Fund, including, without limitation: the quality of its investment advisory services (including research and recommendations with respect to portfolio securities); its process for formulating investment recommendations and assuring compliance with the Perkins Discovery Fund’s investment objective, strategies, and limitations, as well as for ensuring compliance with regulatory requirements; its coordination of services for the Perkins Discovery Fund among the service providers and the Independent Trustees; and its efforts to promote the Perkins Discovery Fund and grow its assets. The Trustees discussed the Adviser’s efforts made and expenses incurred to enhance the its compliance program. The Trustees evaluated the Adviser’s personnel, focusing in particular on the education and experience of the Adviser’s compliance and portfolio management personnel. The Trustees considered the expense limitation agreement in place for the Perkins Discovery Fund and the benefits shareholders receive from such agreement. The Trustees reflected on their meeting earlier with the representative from the Adviser. The Trustees considered

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (the “Trust”) (unaudited)

information from the Adviser relating to the specific skill set of the portfolio managers suited to continue implementing the Perkins Discovery Fund’s investment strategy. In light of the age of the primary portfolio manager of the Adviser, the Trustees considered the succession planning of the Adviser specifically with respect to the Perkins Discovery Fund, and they asked that the Adviser give further consideration to this topic in the future. After reviewing the foregoing information and further information in the materials provided by the Adviser (including the Adviser’s Form ADV), the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services provided by the Adviser were satisfactory and adequate for the Perkins Discovery Fund.

2.      Investment Performance of the Perkins Discovery Fund and the Adviser.

In considering the investment performance of the Perkins Discovery Fund and the Adviser, the Trustees compared the short- and long-term performance of the Perkins Discovery Fund with several relevant indices and to funds with similar objectives managed by other investment advisers, as well as with aggregated peer group data selected by Morningstar, Inc. The Trustees noted that Morningstar selected the Perkins Discovery Fund’s peer group by screening its universe of small growth, small blend and health care funds that focus on micro-cap companies, which resulted in a peer group of thirteen funds. It was further noted that the Perkins Discovery Fund ranks in the bottom quartile relative to its Morningstar peer group for the one-, three- and ten- year periods ended September 30, 2017 and in the third quartile for the five-year period ended September 30, 2017. The Trustees also considered how the Fund’s performance compared to its Morningstar custom category noting that the Perkins Discovery Fund ranks in the bottom quartile over all the relevant periods. The Trustees then reviewed comparative performance data for Perkins Discovery Fund versus the Wilshire U.S. MicroCap Index, the Russell 2000 Index, and the NASDAQ Composite, noting that for the year-to-date period ended September 30, 2017 the Perkins Discovery Fund outperformed the Wilshire U.S. MicroCap Index and the Russell 2000 Index, but underperformed the NASDAQ Composite. The Trustees further noted that the Perkins Discovery Fund’s performance for the one-, three-, five- and ten- year periods ended September 30, 2017 trailed the performance of the three comparative indices, but the Perkins Discovery Fund’s since inception performance was higher than the three comparative indices. The Trustees reflected on their conversations with representatives from Perkins and the explanation for the performance, noting that the Perkins Discovery Fund’s concentrated portfolio and its investments in small- and micro-cap stocks both subject the Perkins Discovery Fund to significant variations in performance. The Trustees discussed the challenges in promoting the Perkins Discovery Fund in light of the performance record. The Trustees also discussed comparative performance data on separate accounts managed by Perkins, noting that this data was not particularly relevant because many of these accounts were invested in larger capitalization companies and, in some instances, managed by individuals not part of the Perkins Discovery Fund’s portfolio management team. The Trustees considered both the short- and long-term performance record of the Perkins Discovery Fund, the seniority of the portfolio management team and, the volatile nature of funds that focus their investments in a

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (the “Trust”) (unaudited)

concentrated portfolio of small- and micro-cap companies. The Trustees expressed concern about the Perkins Discovery Fund’s relative performance as of September 30, 2017, although they also expressed the views that any consideration of performance at a particular point in time should be balanced with the perspective of the long-term relationship of the Adviser to the Perkins Discovery Fund and the Perkins Discovery Fund’s performance relative to comparative benchmarks at other points in time in the past. After discussing the investment performance of the Perkins Discovery Fund further, the Adviser’s experience managing the Perkins Discovery Fund, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of the Perkins Discovery Fund and the Adviser was acceptable at this time although they expressed the view that the performance of the Perkins Discovery Fund should be monitored closely going forward.

3.      Costs of the Services provided and profits realized by the Adviser.

In considering the costs of the services provided and profits realized by the Adviser from the relationship with the Perkins Discovery Fund, the Trustees considered: the Adviser’s financial condition and the level of commitment to the Perkins Discovery Fund and the Adviser by the principals of the Adviser; the asset level of the Perkins Discovery Fund; the overall expenses of the Perkins Discovery Fund; and the nature and frequency of advisory fee payments. The Trustees reviewed information provided by the Adviser regarding its profits associated with managing the Perkins Discovery Fund. It was noted that similar to prior years, the Adviser was not profitable with regard to its management of the Perkins Discovery Fund. The Trustees also considered potential benefits for the Adviser in managing the Perkins Discovery Fund. The Trustees then compared the fees and expenses of the Perkins Discovery Fund (including the advisory fee) to its Morningstar peer group noting that the Perkins Discovery Fund’s overall net expense ratio was in the bottom quartile (i.e., it was among the highest fees). However, the Trustees noted that the Perkins Discovery Fund’s advisory fee was in line with the advisory fees charged by its Morningstar peer group. The Trustees also recognized that the Adviser has agreed to continue its expense limitation agreement for the Perkins Discovery Fund that reduces the overall fees paid by shareholders. Based on the foregoing, the Board concluded that the fees to be paid to the Adviser by the Perkins Discovery Fund and the profits to be realized by the Adviser, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by the Adviser.

4.      Economies of Scale.

The Board next considered the impact of economies of scale on the Perkins Discovery Fund’s size and whether advisory fee levels reflect those economies of scale for the benefit of the Perkins Discovery Fund’s shareholders. The Trustees considered that while the advisory fee remained the same at all asset levels, the Perkins Discovery Fund’s shareholders only had experienced benefits as a result of the Fund’s expense limitation arrangement. The Trustees noted that the Perkins Discovery Fund’s

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (the “Trust”) (unaudited)

shareholders will continue to experience benefits from the expense limitation arrangement until the Perkins Discovery Fund’s expenses fall below the agreed upon cap. Thereafter, the Trustees noted that the Perkins Discovery Fund’s shareholders will benefit from economies of scale under the Perkins Discovery Fund’s agreements with service providers other than the Adviser, if the Perkins Discovery Fund’s assets grow to a level where breakpoints are applicable. The Trustees noted that at the current asset levels the Fund’s shareholders would not realize any economies of scale, that the expense limitation agreement was what helped the expenses from being much higher, and that the Adviser had expressed the view that it would keep the expense limitation arrangement in place for the foreseeable future. In light of its ongoing consideration of the Perkins Discovery Fund’s asset levels, expectations for growth in the Perkins Discovery Fund, and fee levels, the Board determined that the Perkins Discovery Fund’s fee arrangements, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by the Adviser.

5.      Adviser’s Practices Regarding Possible Conflicts of Interest and Benefits to the Adviser.

In considering the Adviser’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Perkins Discovery Fund; the basis of decisions to buy or sell securities for the Perkins Discovery Fund; and the substance and administration of the Adviser’s code of ethics. The Trustees also considered disclosure in the registration statement of the Trust related to the Adviser’s potential conflicts of interest. The Trustees considered that the Adviser utilizes soft dollars through Perkins Discovery Fund transactions and it also receives benefits from the publicity of managing a public fund. The Trustees also considered the Adviser may benefit by using the Perkins Discovery Fund as an investment option for some of its smaller client accounts. Based on the foregoing, the Board determined that the Adviser’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Board, the Board determined that the compensation payable under the Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they resolved to approve the Advisory Agreement for an additional one-year term.

PERKINS DISCOVERY FUND
FUND EXPENSES

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, October 1, 2017 and held for the six months ended March 31, 2018.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/17	Ending Account Value 3/31/18	Annualized Expense Ratio	Expenses Paid During Period Ended* 3/31/18
Investor Class Actual	$1,000	$1,025.70	2.50%	$12.63
Investor Class Hypothetical**	$1,000	$1,012.50	2.50%	$12.54

*
  Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 182 days in the most recent fiscal half year divided by 365 days in the current year.

**	5% return before expenses

Investment Adviser:
Perkins Capital Management, Inc.
730 East Lake Street
Wayzata, MN 55391-1769

Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, VA 23235

Independent Registered Public Accounting Firm:
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Transfer Agent, Fund Accounting and Fund Administration:
Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, VA 23235

Legal Counsel:
Practus™ LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

More Information:
For 24 hours, 7 days a week price information, and for information on any series of the World Funds Trust investment plans, and other shareholder services, call Commonwealth Fund Services, Inc. Toll Free at (800) 673-0550.

ITEM 2.      CODE OF ETHICS

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

A copy of the registrant’s Code of Ethics is filed herewith.

ITEM 3.      AUDIT COMMITTEE FINANCIAL EXPERT

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.      PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $15,000 for 2018 and $15,000 for 2017.

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2018 and $0 for 2017.

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $2,500 for 2018 and $2,500 for 2017.

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2018 and $0 for 2017.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant. The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the Perkins Discovery Fund.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	NA

(c)	0%

(d)	NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2018 and $0 for 2017.

(h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant’s investment adviser and any control affiliates that provide ongoing services to the registrant.

ITEM 5.      AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.      SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.      DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.      PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.      PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.      SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.      CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.      EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ David A. Bogaert

David A. Bogaert
Principal Executive Officer

Date: June 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ David A. Bogaert

David A. Bogaert
Principal Executive Officer

Date: June 6, 2018

By (Signature and Title)*:	/s/ Karen Shupe

Karen Shupe
Principal Financial Officer

Date: June 6, 2018

* Print the name and title of each signing officer under his or her signature.